ORGANIZATION AND PRINCIPAL ACTIVITIES - Schedule of information related to Entity's subsidiary, VIEs And VIE's subsidiaries (Details)	12 Months Ended
Dec. 31, 2020
Qianxiang Tiancheng [Member]
Investment Holdings
Later of date of incorporation or acquisition	Oct. 28, 2002
Place of incorporation	PRC
Principal activities	Internet business
Qianxiang Wangjing [Member]
Investment Holdings
Later of date of incorporation or acquisition	Nov. 11, 2008
Place of incorporation	PRC
Principal activities	Internet business
Qianxiang Shiji Technology Development (Beijing) Co., Ltd. ("Qianxiang Shiji")
Investment Holdings
Later of date of incorporation or acquisition	Mar. 21, 2005
Place of incorporation	PRC
Percentage of legal ownership by Renren Inc	100.00%
Principal activities	Investment holding
Ownership interst held	100.00%
Haitaoche Shareholders
Investment Holdings
Percentage of legal ownership by Renren Inc	51.00%
Ownership interst held	51.00%
Chime Technologies, Inc [Member]
Investment Holdings
Later of date of incorporation or acquisition	Sep. 07, 2012
Place of incorporation	USA
Percentage of legal ownership by Renren Inc	100.00%
Principal activities	SaaS business
Ownership interst held	100.00%
Trucker Path
Investment Holdings
Later of date of incorporation or acquisition	Dec. 28, 2017
Place of incorporation	USA
Percentage of legal ownership by Renren Inc	100.00%
Principal activities	Internet business
Ownership interst held	100.00%
Lucrativ Inc [Member]
Investment Holdings
Later of date of incorporation or acquisition	Jan. 22, 2018
Place of incorporation	USA
Percentage of legal ownership by Renren Inc	100.00%
Principal activities	SaaS business
Ownership interst held	100.00%
Lofty US, Inc [Member]
Investment Holdings
Later of date of incorporation or acquisition	Jan. 22, 2019
Place of incorporation	USA
Percentage of legal ownership by Renren Inc	100.00%
Principal activities	SaaS business
Ownership interst held	100.00%
Renren Giantly Philippines Inc [Member]
Investment Holdings
Later of date of incorporation or acquisition	Mar. 01, 2018
Place of incorporation	Philippines
Percentage of legal ownership by Renren Inc	100.00%
Principal activities	SaaS business
Ownership interst held	100.00%